Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.2%)
Data Center REITs (8.1%)
	Equinix Inc.	3,633,478	3,073,959
	Digital Realty Trust Inc.	12,510,181	2,131,860
			5,205,819
Diversified REITs (1.7%)
	WP Carey Inc.	8,133,903	536,838
	Essential Properties Realty Trust Inc.	7,336,608	219,218
	Broadstone Net Lease Inc.	7,023,315	125,858
	Global Net Lease Inc.	7,461,832	56,859
	Alexander & Baldwin Inc.	2,700,713	43,130
	American Assets Trust Inc.	1,816,532	34,714
	CTO Realty Growth Inc.	1,223,244	20,404
	Gladstone Commercial Corp.	1,718,942	19,647
	Armada Hoffler Properties Inc.	2,977,053	19,470
	NexPoint Diversified Real Estate Trust	1,292,324	4,109
			1,080,247
Health Care REITs (12.8%)
	Welltower Inc.	24,291,162	4,397,672
	Ventas Inc.	16,766,469	1,237,198
	Healthpeak Properties Inc.	25,805,917	463,216
	Omega Healthcare Investors Inc.	10,749,630	451,807
	Alexandria Real Estate Equities Inc.	5,783,116	336,693
	CareTrust REIT Inc.	8,183,097	283,544
	American Healthcare REIT Inc.	5,924,541	268,500
	Healthcare Realty Trust Inc. Class A	12,400,968	219,745
	Sabra Health Care REIT Inc.	8,838,136	157,496
	National Health Investors Inc.	1,734,401	129,230
[1]	Medical Properties Trust Inc.	15,159,178	78,373
	LTC Properties Inc.	1,706,046	59,848
	Sila Realty Trust Inc.	2,048,317	48,545
	Diversified Healthcare Trust	6,272,794	26,722
	Universal Health Realty Income Trust	489,124	18,694
	Community Healthcare Trust Inc.	1,052,503	15,430
[1]	Global Medical REIT Inc.	471,976	14,490
			8,207,203
Hotel & Resort REITs (1.7%)
	Host Hotels & Resorts Inc.	25,768,088	412,805
	Ryman Hospitality Properties Inc.	2,222,810	193,184
	Apple Hospitality REIT Inc.	8,397,823	93,972
	Park Hotels & Resorts Inc.	7,425,587	76,409
	Sunstone Hotel Investors Inc.	7,017,098	62,101
	DiamondRock Hospitality Co.	7,663,216	59,926
	Pebblebrook Hotel Trust	4,408,445	46,112
	Xenia Hotels & Resorts Inc.	3,666,188	45,094
	RLJ Lodging Trust	5,635,092	38,319
	Summit Hotel Properties Inc.	4,168,166	21,424
	Service Properties Trust	5,880,670	12,585
	Chatham Lodging Trust	1,728,816	11,065
			1,072,996
Industrial REITs (9.6%)
	Prologis Inc.	34,467,980	4,277,132
	Rexford Industrial Realty Inc.	8,791,681	363,272
	EastGroup Properties Inc.	1,950,708	340,457
	First Industrial Realty Trust Inc.	4,918,045	271,869
	STAG Industrial Inc.	6,931,932	265,285
	Terreno Realty Corp.	3,837,963	219,263
	Americold Realty Trust Inc.	10,047,282	129,509
	LXP Industrial Trust	10,985,726	104,255
	Lineage Inc.	2,547,283	100,363
	Innovative Industrial Properties Inc.	1,040,460	52,179
	Plymouth Industrial REIT Inc.	1,522,621	33,498

		Shares	Market Value ($000)
	One Liberty Properties Inc.	641,632	12,890
			6,169,972
Multi-Family Residential REITs (6.3%)
	AvalonBay Communities Inc.	5,288,298	919,741
	Equity Residential	13,407,385	796,935
	Essex Property Trust Inc.	2,391,596	602,132
	Mid-America Apartment Communities Inc.	4,348,127	557,561
	Camden Property Trust	3,968,507	394,787
	UDR Inc.	11,690,719	393,860
	Independence Realty Trust Inc.	8,683,872	138,334
	Elme Communities	3,274,587	53,867
	Veris Residential Inc.	3,119,649	44,798
	Centerspace	621,585	36,829
	Apartment Investment & Management Co. Class A	5,000,416	26,602
	NexPoint Residential Trust Inc.	798,248	24,482
	BRT Apartments Corp.	422,415	6,214
			3,996,142
Office REITs (2.7%)
	BXP Inc.	5,511,935	392,395
	Vornado Realty Trust	6,060,431	229,933
	Kilroy Realty Corp.	4,173,834	176,344
	Cousins Properties Inc.	6,237,003	161,726
[1]	SL Green Realty Corp.	2,637,901	135,456
	COPT Defense Properties	4,192,936	118,115
	Highwoods Properties Inc.	4,004,555	114,650
	Douglas Emmett Inc.	6,221,757	80,510
[1]	JBG SMITH Properties	2,713,529	52,887
*	Paramount Group Inc.	6,514,431	42,604
	Empire State Realty Trust Inc. Class A	5,288,681	39,083
	Piedmont Realty Trust Inc.	4,620,957	37,245
*	Hudson Pacific Properties Inc.	14,083,381	34,363
	Easterly Government Properties Inc. Class A	1,584,522	34,257
	Brandywine Realty Trust	6,423,815	22,034
	Peakstone Realty Trust	1,365,859	18,453
	NET Lease Office Properties	522,713	15,342
*,2	New York REIT Liquidating LLC	1,208	3
			1,705,400
Other (14.5%)[3]
[4,5]	Vanguard Real Estate II Index Fund	432,723,984	9,286,257
Other Specialized REITs (5.6%)
	Iron Mountain Inc.	10,959,458	1,128,276
	VICI Properties Inc. Class A	35,766,575	1,072,640
	Gaming & Leisure Properties Inc.	10,208,699	455,920
	Lamar Advertising Co. Class A	3,232,657	383,361
[1]	Millrose Properties Inc.	4,581,737	147,578
	EPR Properties	2,825,556	138,509
	Outfront Media Inc.	5,274,996	93,315
	Four Corners Property Trust Inc.	3,731,956	88,223
	Safehold Inc.	1,731,604	24,987
	Farmland Partners Inc.	1,622,744	16,276
	Gladstone Land Corp.	1,277,017	11,570
			3,560,655
Retail REITs (11.6%)
	Simon Property Group Inc.	12,124,825	2,131,059
	Realty Income Corp.	33,545,102	1,944,945
	Kimco Realty Corp.	25,128,510	519,155
	Regency Centers Corp.	6,405,790	441,679
	Agree Realty Corp.	4,253,816	310,571
	Brixmor Property Group Inc.	11,368,629	297,403
	Federal Realty Investment Trust	3,043,948	292,797
	NNN REIT Inc.	6,981,468	282,470
	Kite Realty Group Trust	8,164,899	180,771
	Macerich Co.	9,384,586	160,946
	Phillips Edison & Co. Inc.	4,657,949	157,625
	Tanger Inc.	4,203,816	136,876
	Acadia Realty Trust	4,864,461	92,765
	Urban Edge Properties	4,670,855	89,821

		Shares	Market Value ($000)
	Curbline Properties Corp.	3,519,014	81,148
[1]	InvenTrust Properties Corp.	2,881,197	78,945
[1]	NETSTREIT Corp.	3,034,944	56,511
	Getty Realty Corp.	1,956,346	53,663
	Whitestone REIT	1,606,753	20,149
	Alexander's Inc.	85,363	18,859
	CBL & Associates Properties Inc.	574,505	16,988
	Saul Centers Inc.	494,647	14,647
	SITE Centers Corp.	1,753,349	12,852
			7,392,645
Self-Storage REITs (4.8%)
	Public Storage	5,864,786	1,633,695
	Extra Space Storage Inc.	7,882,605	1,052,643
	CubeSmart	8,327,371	313,692
	National Storage Affiliates Trust	2,699,085	78,516
			3,078,546
Single-Family Residential REITs (3.2%)
	Invitation Homes Inc.	21,629,714	608,877
	Sun Communities Inc.	4,741,273	600,245
	Equity LifeStyle Properties Inc.	6,746,691	411,886
	American Homes 4 Rent Class A	12,353,462	390,369
	UMH Properties Inc.	2,966,673	43,135
			2,054,512
Telecom Tower REITs (8.3%)
	American Tower Corp.	17,389,094	3,112,300
	Crown Castle Inc.	16,175,205	1,459,327
	SBA Communications Corp.	3,991,323	764,259
			5,335,886
Timber REITs (1.3%)
	Weyerhaeuser Co.	26,940,327	619,628
	Rayonier Inc.	5,497,483	121,329
	PotlatchDeltic Corp.	2,773,970	110,959
			851,916
Total Equity Real Estate Investment Trusts (REITs) (Cost $57,253,702)			58,998,196
Real Estate Management & Development (7.5%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,405,732	79,817
*	Tejon Ranch Co.	748,925	11,848
	RMR Group Inc. Class A	589,948	9,127
			100,792
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,213,348	96,194
*	Forestar Group Inc.	755,108	19,640
			115,834
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	700,798	41,466
	Kennedy-Wilson Holdings Inc.	4,109,409	31,067
*,1	Seritage Growth Properties Class A	1,254,994	5,096
			77,629
Real Estate Services (7.0%)
*	CBRE Group Inc. Class A	11,073,169	1,687,883
*	CoStar Group Inc.	15,596,069	1,073,166
*	Jones Lang LaSalle Inc.	1,763,431	538,005
*	Zillow Group Inc. Class C	6,129,725	459,607
*,1	Opendoor Technologies Inc.	19,727,237	153,281
*	Cushman & Wakefield plc	8,597,668	134,983
*	Compass Inc. Class A	17,425,593	134,351
*	Zillow Group Inc. Class A	1,830,615	130,944
	Newmark Group Inc. Class A	5,389,613	96,097
*	Anywhere Real Estate Inc.	3,737,697	37,564
[1]	eXp World Holdings Inc.	2,913,489	29,834
	Marcus & Millichap Inc.	941,021	27,487
			4,503,202
Total Real Estate Management & Development (Cost $4,149,986)			4,797,457

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $473,260)	4.141%	4,733,184	473,318
Total Investments (100.4%) (Cost $61,876,948)				64,268,971
Other Assets and Liabilities—Net (-0.4%)				(274,535)
Net Assets (100%)				63,994,436
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $264,277.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $281,148 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BXP Inc.	8/31/2026	BANA	5,576	(4.089)	—	(203)
CoStar Group Inc.	8/31/2026	BANA	6,328	(4.089)	—	(1,189)
CubeSmart	1/30/2026	GSI	5,755	(3.860)	—	(491)
eXp World Holdings Inc.	1/30/2026	GSI	6,186	(3.860)	—	(391)
Lamar Advertising Co. Class A	1/30/2026	GSI	4,235	(3.860)	—	(92)
Medical Properties Trust Inc.	1/30/2026	GSI	20,041	(3.860)	—	(377)
Opendoor Technologies Inc.	1/30/2026	GSI	34,302	(3.860)	1,754	—
VICI Properties Inc. Class A	8/31/2026	BANA	110,874	(4.789)	—	(7,822)
VICI Properties Inc. Class A	8/31/2026	BANA	2,772	(4.739)	—	(195)
					1,754	(10,760)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,795,650	—	3	63,795,653
Temporary Cash Investments	473,318	—	—	473,318
Total	64,268,968	—	3	64,268,971

Derivative Financial Instruments
Assets
Swap Contracts	—	1,754	—	1,754
Liabilities
Swap Contracts	—	(10,760)	—	(10,760)

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	403,298	NA2	NA2	15	30	5,037	—	473,318
Vanguard Real Estate II Index Fund	9,159,864	261,594	—	—	(135,201)	261,594	—	9,286,257
Total	9,563,162	261,594	—	15	(135,171)	266,631	—	9,759,575
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.